Non-controlling interests (Details) - EUR (€) € in Thousands		12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Total assets		€ 2,833,973	€ 2,767,011
Total equity		982,887	900,896	€ 732,321	€ 644,304
Net revenues		1,946,647	1,904,549	1,492,840
Profit		€ 90,861	€ 135,661	€ 65,279
Thom Browne brand | Subsidiaries with material non-controlling interests | USD
Disclosure of subsidiaries [line items]
Company		Thom Browne group	Thom Browne group
Group’s percentage interest		92.00%	90.00%
Non- controlling interest percentage		8.00%	10.00%
Functional currency		USD	USD
Total assets		€ 355,531	€ 378,736
Total equity		207,277	199,275
Net revenues		340,753	411,192
Profit		16,891	49,988
Dividends paid to non- controlling shareholders		€ 0	€ 0
Ermenegildo Zegna Vietnam LLC | Subsidiaries with material non-controlling interests | VTD
Disclosure of subsidiaries [line items]
Company		Ermenegildo Zegna Vietnam LLC	Ermenegildo Zegna Vietnam LLC
Group’s percentage interest		90.00%	90.00%
Non- controlling interest percentage		10.00%	10.00%
Functional currency		VTD	VTD
Total assets		€ 42,148,803	€ 42,201,273
Total equity		31,181,882	27,134,951
Net revenues		42,659,395	40,281,928
Profit		4,158,974	5,446,184
Dividends paid to non- controlling shareholders		€ 0	€ 0
Ermenegildo Zegna Madrid S.A. | Subsidiaries with material non-controlling interests | EUR
Disclosure of subsidiaries [line items]
Company			Ermenegildo Zegna Madrid S.A.
Group’s percentage interest			70.00%
Non- controlling interest percentage			30.00%
Functional currency			EUR
Total assets			€ 4,591
Total equity			1,811
Net revenues			5,412
Profit			34
Dividends paid to non- controlling shareholders			€ 0
Gruppo Dondi S.p.A. | Subsidiaries with material non-controlling interests | EUR
Disclosure of subsidiaries [line items]
Company		Gruppo Dondi S.p.A.	Gruppo Dondi S.p.A.
Group’s percentage interest		65.00%	65.00%
Non- controlling interest percentage		35.00%	35.00%
Functional currency		EUR	EUR
Total assets		€ 39,485	€ 39,369
Total equity		24,486	22,387
Net revenues		42,139	44,588
Profit		3,674	3,935
Dividends paid to non- controlling shareholders		€ (556)	€ (708)
E.Z. Thai Holding Ltd | Subsidiaries with material non-controlling interests | THB
Disclosure of subsidiaries [line items]
Company		E.Z. Thai Holding Ltd	E. Z. Thai Holding Ltd
Group’s percentage interest		49.00%	49.00%
Non- controlling interest percentage		51.00%	51.00%
Functional currency		THB	THB
Total assets		€ 11,914	€ 12,338
Total equity		(634)	(264)
Net revenues		0	0
Profit		(371)	(283)
Dividends paid to non- controlling shareholders		€ 0	€ 0
Bonotto S.p.A. | Subsidiaries with material non-controlling interests | EUR
Disclosure of subsidiaries [line items]
Company		Bonotto S.p.A.	Bonotto S.p.A.
Group’s percentage interest		60.00%	60.00%
Non- controlling interest percentage		40.00%	40.00%
Functional currency		EUR	EUR
Total assets		€ 25,146	€ 25,596
Total equity		12,513	10,974
Net revenues		24,993	25,657
Profit		2,695	2,709
Dividends paid to non- controlling shareholders		€ (470)	€ (451)
Tessitura Ubertino S.r.l. | Subsidiaries with material non-controlling interests | EUR
Disclosure of subsidiaries [line items]
Company		Tessitura Ubertino S.r.l.	Tessitura Ubertino S.r.l.
Group’s percentage interest		60.00%	60.00%
Non- controlling interest percentage		40.00%	40.00%
Functional currency		EUR	EUR
Total assets		€ 8,293	€ 8,404
Total equity		5,170	4,863
Net revenues		10,208	11,051
Profit		1,301	1,479
Dividends paid to non- controlling shareholders		€ (400)	€ (600)
Cappellificio Cervo S.r.l. | Subsidiaries with material non-controlling interests | EUR
Disclosure of subsidiaries [line items]
Company		Cappellificio Cervo S.r.l.	Cappellificio Cervo S.r.l.
Group’s percentage interest		51.00%	51.00%
Non- controlling interest percentage		49.00%	49.00%
Functional currency		EUR	EUR
Total assets		€ 2,552	€ 2,186
Total equity		1,058	938
Net revenues		4,002	3,281
Profit		148	119
Dividends paid to non- controlling shareholders		€ (17)	€ (11)
Zegna South Asia Private LTD | Subsidiaries with material non-controlling interests | INR
Disclosure of subsidiaries [line items]
Company		Zegna South Asia Private LTD	Zegna South Asia Private LTD
Group’s percentage interest		51.00%	51.00%
Non- controlling interest percentage		49.00%	49.00%
Functional currency		INR	INR
Total assets		€ 807,604	€ 732,458
Total equity		361,271	271,079
Net revenues		547,187	473,553
Profit		90,192	71,215
Dividends paid to non- controlling shareholders		€ 0	€ 0
Zegna Gulf Trading LLC | Subsidiaries with material non-controlling interests | AED
Disclosure of subsidiaries [line items]
Company		Zegna Gulf Trading LLC	Zegna Gulf Trading LLC
Group’s percentage interest		49.00%	49.00%
Non- controlling interest percentage		51.00%	51.00%
Functional currency		AED	AED
Total assets		€ 297,707	€ 193,655
Total equity		115,565	79,300
Net revenues		315,574	250,244
Profit		73,676	60,856
Dividends paid to non- controlling shareholders		€ (17,885)	€ (17,150)
The Italian Fashion Co. LTD | Subsidiaries with material non-controlling interests | THB
Disclosure of subsidiaries [line items]
Company		The Italian Fashion Co. LTD	The Italian Fashion Co. LTD
Group’s percentage interest		65.00%	65.00%
Non- controlling interest percentage		35.00%	35.00%
Functional currency		THB	THB
Total assets		€ 257,950	€ 238,912
Total equity		29,800	(2,053)
Net revenues		300,398	255,389
Profit		31,632	14,880
Dividends paid to non- controlling shareholders		€ 0	€ 0
Zegna for Retail of Readymade and Novelty Clothes W.L.L. | Subsidiaries with material non-controlling interests | Kuwait
Disclosure of subsidiaries [line items]
Company		Zegna for Retail of Readymade and Novelty Clothes W.L.L.	Zegna for Retail of Readymade and Novelty Clothes W.L.L.
Group’s percentage interest		49.00%	49.00%
Non- controlling interest percentage		51.00%	51.00%
Functional currency		KWD	KWD
Total assets		€ 1,066	€ 1,439
Total equity		501	384
Net revenues		1,157	791
Profit		116	(227)
Dividends paid to non- controlling shareholders		€ 0	€ 0
Zegna Consitex Arabia For Trading LLC
Disclosure of subsidiaries [line items]
Group’s percentage interest	70.00%
Zegna Consitex Arabia For Trading LLC | Subsidiaries with material non-controlling interests | KSA
Disclosure of subsidiaries [line items]
Company		Zegna Consitex Arabia For Trading LLC
Group’s percentage interest		70.00%
Non- controlling interest percentage		30.00%
Functional currency		SAR
Total assets		€ 30,059
Total equity		22,727
Net revenues		3,483
Profit		(3,293)
Dividends paid to non- controlling shareholders		€ 0